RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s condensed consolidated financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly valued its Class A common stock subject to possible redemption. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value, while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Public Shares underlying the Units issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that temporary equity should include all shares of Class A common stock subject to possible redemption, resulting in the Class A common stock subject to possible redemption being equal to their redemption value. As a result, management has noted a classification error related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A common stock.

In connection with the change in presentation for the Class A common stock subject to possible redemption, the Company also restated its income (loss) per common share calculation to allocate net income (loss) evenly to Class A and Class B common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income (loss) of the Company.

There has been no change in the Company’s total assets, liabilities or operating results.

The impact of the restatement on the Company’s condensed consolidated financial statements is reflected in the following table.

	As Previously
	Reported	Adjustment	As Restated
Balance Sheet as of July 7, 2020
Class A common stock subject to possible redemption	$244,996,570	$31,003,430	$276,000,000
Class A common stock	$310	$(310)	$—
Additional paid-in capital	$5,671,903	$(5,671,903)	$—
Accumulated deficit	$(672,901)	$(25,331,217)	$(26,004,118)
Total stockholders’ equity (deficit)	$5,000,002	$(31,003,430)	$(26,003,428)
Number of shares subject to redemption	24,499,657	3,100,343	27,600,000

Balance Sheet as of September 30, 2020
Class A common stock subject to possible redemption	$245,554,779	$30,532,860	$276,087,639
Class A common stock	$305	$(305)	$—
Additional paid-in capital	$5,113,699	$(5,113,699)	$—
Accumulated deficit	$(114,691)	$(25,418,856)	$(25,533,547)
Total stockholders’ equity (deficit)	$5,000,003	$(30,532,860)	$(25,532,857)
Number of shares subject to redemption	24,547,683	3,052,317	27,600,000

Balance Sheet as of December 31, 2020
Class A common stock subject to possible redemption	$230,374,604	$45,658,843	$276,033,447
Class A common stock	$457	$(457)	$—
Additional paid-in capital	$20,293,722	$(20,293,722)	$—
Accumulated deficit	$(15,294,860)	$(25,364,664)	$(40,659,524)
Total stockholders’ equity (deficit)	$5,000,009	$(45,658,843)	$(40,658,834)
Number of shares subject to redemption	23,034,669	4,565,331	27,600,000

Balance Sheet as of March 31, 2021
Class A common stock subject to possible redemption	$245,061,587	$31,026,725	$276,088,312
Class A common stock	$311	$(311)	$—
Additional paid-in capital	$5,606,885	$(5,606,885)	$—
Accumulated deficit	$(607,876)	$(25,419,529)	$(26,027,405)
Total stockholders’ equity (deficit)	$5,000,010	$(31,026,725)	$(26,026,715)
Number of shares subject to redemption	24,493,884	3,106,116	27,600,000

Balance Sheet as of June 30, 2021
Class A common stock subject to possible redemption	$240,972,620	$35,073,977	$276,046,597
Class A common stock	$352	$(352)	$—
Additional paid-in capital	$9,695,811	$(9,695,811)	$—
Accumulated deficit	$(4,696,850)	$(25,377,814)	$(30,074,664)
Total stockholders’ equity (deficit)	$5,000,003	$(35,073,977)	$(30,073,974)
Number of shares subject to redemption	24,084,470	3,515,530	27,600,000

Statement of Operations for the Period from February 14, 2020 (Inception) Through September 30, 2020
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	24,499,657	(24,499,657)	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	7,559,767	(7,559,767)	—
Basic and diluted net loss per share, Non-redeemable common stock	$(0.02)	$0.02	$—
Weighted average shares outstanding of Class A common stock	—	10,761,468	10,761,468
Basic and diluted net loss per share, Class A common stock	$—	$(0.01)	$(0.01)
Weighted average shares outstanding of Class B common stock	—	6,350,917	6,350,917
Basic and diluted net loss per share, Class B common stock	$—	$(0.01)	$(0.01)

Statement of Operations for the Period from February 14, 2020 (Inception) Through December 31, 2020
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	24,524,620	(24,524,620)	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	8,269,814	(8,269,814)	—
Basic and diluted net loss per share, Non-redeemable common stock	$(1.85)	$1.85	$—
Weighted average shares outstanding of Class A common stock	—	15,758,710	15,758,710
Basic and diluted net loss per share, Class A common stock	$—	$(0.69)	$(0.69)
Weighted average shares outstanding of Class B common stock	—	6,513,871	6,513,871
Basic and diluted net loss per share, Class B common stock	$—	$(0.69)	$(0.69)

Statement of Operations for the Three Months Ended March 31, 2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	23,034,669	(23,034,669)	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	11,465,331	(11,465,331)	—
Basic and diluted net income per share, Non-redeemable common stock	$1.28	$(1.28)	$—
Weighted average shares outstanding of Class A common stock	—	27,600,000	27,600,000
Basic and diluted net income per share, Class A common stock	$—	$0.43	$0.43
Weighted average shares outstanding of Class B common stock	—	6,900,000	6,900,000
Basic and diluted net income per share, Class B common stock	$—	$0.43	$0.43

	As Previously
	Reported	Adjustment	As Restated
Statement of Operations for the Three Months Ended June 30, 2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	24,493,884	(24,493,884)	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	10,006,116	(10,006,116)	—
Basic and diluted net loss per share, Non-redeemable common stock	$(0.41)	$0.41	$—
Weighted average shares outstanding of Class A common stock	—	27,600,000	27,600,000
Basic and diluted net loss per share, Class A common stock	$—	$—	$—
Weighted average shares outstanding of Class B common stock	—	6,900,000	6,900,000
Basic and diluted net loss per share, Class B common stock	$—	$(0.59)	$(0.59)

Statement of Operations for the Six Months Ended June 30, 2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	23,768,307	(23,768,307)	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	10,731,693	(10,731,693)	—
Basic and diluted net income per share, Non-redeemable common stock	$0.99	$(0.99)	$—
Weighted average shares outstanding of Class A common stock	—	27,600,000	27,600,000
Basic and diluted net income per share, Class A common stock	$—	$0.31	$0.31
Weighted average shares outstanding of Class B common stock	—	6,900,000	6,900,000
Basic and diluted net income per share, Class B common stock	$—	$0.31	$0.31

Statement of Changes in Shareholders’ Equity (Deficit) for the Period from February 14, 2020 (Inception) Through September 30, 2020
Sale of 27,600,000 Units, net of underwriting discounts	$249,366,073	$(249,366,073)	$—
Class A common stock subject to possible redemption	$(245,554,775)	$245,554,775	$—
Accretion for Class A ordinary share subject to redemption amount	$—	$(26,721,566)	$(26,721,566)
Total shareholders’ equity (deficit)	$5,000,003	$(30,532,860)	$(25,532,857)

Statement of Changes in Shareholders’ Equity (Deficit) for the Period from February 14, 2020 (Inception) Through December 31, 2020
Sale of 27,600,000 Units, net of underwriting discounts	$249,366,073	$(249,366,073)	$—
Class A common stock subject to possible redemption	$(230,374,604)	$230,374,604	$—
Accretion for Class A ordinary share subject to redemption amount	$—	$(26,721,566)	$(26,721,566)
Total shareholders’ equity (deficit)	$5,000,009	$(45,658,843)	$(40,658,834)

Statement of Changes in Shareholders’ Equity (Deficit) for the Three Months Ended March 31, 2021
Class A common stock subject to possible redemption	$(14,686,983)	$14,686,983	$—
Accretion for Class A ordinary share subject to redemption amount	$—	$(54,865)	$(54,865)
Total shareholders’ equity (deficit)	$5,000,010	$(31,026,725)	$(26,026,715)

Statement of Changes in Shareholders’ Equity (Deficit) for the Three Months Ended June 30, 2021
Class A common stock subject to possible redemption	$(4,088,967)	$4,088,967	$—
Accretion for Class A ordinary share subject to redemption amount	$—	$41,715	$41,715
Total shareholders’ equity (deficit)	$5,000,003	$(35,073,977)	$(30,073,974)

Statement of Cash Flows for the Period of February 14, 2020 through September 30, 2020 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$244,996,570	$31,003,430	$276,000,000
Change in value of Class A common stock subject to possible redemption	$558,209	$(470,570)	$87,639

Statement of Cash Flows for the Period of February 14, 2020 through December 31, 2020 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$244,996,570	$31,003,430	$276,000,000
Change in value of Class A common stock subject to possible redemption	$(14,621,966)	$14,655,413	$33,447

Statement of Cash Flows for the Three Months Ended March 31, 2021
Change in value of Class A common stock subject to possible redemption	$14,686,983	$(14,598,671)	$88,312

Statement of Cash Flows for the Six Months Ended June 30, 2021
Change in value of Class A common stock subject to possible redemption	$10,598,016	$(10,551,419)	$46,597

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Amendment 1

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).

On April 12, 2021, the staff of the Division of Corporation Finance of the Securities and Exchange Commission issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement, dated as of July 7, 2020, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Agreement”).

In further consideration of the SEC Statement, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period as well as re-evaluate the treatment of the warrants (including on July 7, 2020, September 30, 2020 and December 31, 2020) and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported cash or investments held in the trust account.

Amendment 2

In connection with the preparation of the Company’s condensed consolidated financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly valued its Class A common stock subject to possible redemption. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value, while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Public Shares underlying the Units issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that temporary equity should include all shares of Class A common stock subject to possible redemption, resulting in the Class A common stock subject to possible redemption being equal to their redemption value. As a result, management has noted a classification error related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A common stock.

In connection with the change in presentation for the Class A common stock subject to possible redemption, the Company also restated its income (loss) per common share calculation to allocate net income (loss) evenly to Class A and Class B common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income (loss) of the Company.

There has been no change in the Company’s total assets, liabilities or operating results.

	As		As		As
	Previously	Adjustments	Restated	Adjustments	Restated
	Reported	(Amendment 1)	(Amendment 1)	(Amendment 2)	(Amendment 2)
Balance sheet as of July 7, 2020 (unaudited)
Warrant Liability	$—	$17,695,600	$17,695,600	$—	$17,695,600
Class A Common Stock Subject to Possible Redemption	262,692,170	(17,695,600)	244,996,570	31,003,430	276,000,000
Class A Common Stock	133	177	310	(310)	—
Additional Paid-in Capital	5,000,179	671,724	5,671,903	(5,671,903)	—
Accumulated Deficit	(1,000)	(671,901)	(672,901)	(25,331,217)	(26,004,118)

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$17,081,700	$17,081,700	$—	$17,081,700
Class A Common Stock Subject to Possible Redemption	262,636,479	(17,081,700)	245,554,779	30,532,860	276,087,639
Class A Common Stock	134	171	305	(305)	—
Additional Paid-in Capital	5,055,869	57,830	5,113,699	(5,113,699)	—
Accumulated Deficit	(56,690)	(58,001)	(114,691)	(25,418,856)	(25,533,547)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$30,101,808	$30,101,808	$—	30,101,808
Class A Common Stock Subject to Possible Redemption	260,476,412	(30,101,808)	230,374,604	45,658,843	276,033,447
Common Stock	156	301	457	(457)	—
Additional Paid-in Capital	7,215,914	13,077,808	20,293,722	(20,293,722)	—
Accumulated Deficit	(2,216,751)	(13,078,109)	(15,294,860)	(25,364,664)	(40,659,524)

Statement of Operations for the Period from February 14, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$613,900	$613,900	—	613,900
Transaction costs associated with Initial Public Offering	—	(671,901)	(671,901)	—	(671,901)
Net loss	(56,690)	(58,001)	(114,691)	—	(114,691)
Weighted average shares outstanding, Common stock subject to possible redemption	26,269,217	(1,769,560)	24,499,657	(24,499,657)	—
Basic and diluted net income per share, Common stock subject to possible redemption	0.00	—	0.00	—	—
Weighted average shares outstanding, Non-redeemable common stock	6,869,801	689,966	7,559,767	(7,559,767)	—
Basic and diluted net loss per share, Non-redeemable common stock	(0.02)	—	(0.02)	0.02	—
Weighted average shares outstanding of Class A common stock	—	—	—	10,761,468	10,761,468
Basic and diluted net loss per share, Class A common stock	—	—	—	(0.01)	(0.01)
Weighted average shares outstanding of Class B common stock	—	—	—	6,350,917	6,350,917
Basic and diluted net loss per share, Class B common stock	—	—	—	(0.01)	(0.01)

Statement of Operations for the Period from February 14, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(12,406,208)	$(12,406,208)	—	(12,406,208)
Transaction costs associated with Initial Public Offering	—	(671,901)	(671,901)	—	(671,901)
Net loss	(2,216,751)	(13,078,109)	(15,294,860)	—	(15,294,860)
Weighted average shares outstanding, Common stock subject to possible redemption	26,261,989	(1,737,369)	24,524,620	(24,524,620)	—
Basic and diluted net income per share, Common stock subject to possible redemption	0.00	—	0.00	—	—
Weighted average shares outstanding, Common stock	7,273,705	1,010,362	8,269,814	(8,269,814)	—
Basic and diluted net loss per share, Common stock	(0.31)	(1.54)	(1.85)	1.85	—
Weighted average shares outstanding of Class A common stock	—	—	—	15,758,710	15,758,710
Basic and diluted net loss per share, Class A common stock	—	—	—	(0.69)	(0.69)
Weighted average shares outstanding of Class B common stock	—	—	—	6,513,871	6,513,871
Basic and diluted net loss per share, Class B common stock	—	—	—	(0.69)	(0.69)
Basic and diluted net loss per share, Class B common stock	—	—	—	(0.69)	(0.69)

Statement of Changes in Stockholders’ Equity (Deficit) for the Period from February 14, 2020 (inception) to September 30, 2020 (audited)
Sales of 27,600,000 Units, net of underwriting discounts	249,366,073	—	—	(249,366,073)	—
Class A common stock subject to possible redemption	(245,554,775)	—	—	245,554,775	—
Accretion for Class A common stock subject to redemption amount	—	—	—	(26,721,566)	(26,721,566)
Total stockholders’ equity (deficit)	5,000,003	—	—	(30,532,860)	(25,532,857)

Statement of Changes in Stockholders’ Equity (Deficit) for the Period from February 14, 2020 (inception) to December 31, 2020 (audited)
Sales of 27,600,000 Units, net of underwriting discounts	249,366,073	—	—	(249,366,073)	—
Class A common stock subject to possible redemption	(230,374,604)	—	—	(230,374,604)	—
Accretion for Class A common stock subject to redemption amount	—	—	—	(26,721,566)	(26,721,566)
Total stockholders’ equity (deficit)	5,000,009	—	—	(45,658,843)	(46,658,834)

Cash Flow Statement for the Period from February 14, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	(56,690)	(58,001)	(114,691)	—	(114,691)
Change in fair value of warrant liability	$—	$(613,900)	$(613,900)	—	(613,900)
Transaction costs associated with Initial Public Offering	—	671,901	671,901	—	671,901
Initial classification of Class A common stock subject to possible redemption	262,692,170	(17,695,600)	244,996,570	31,003,430	276,000,000
Change in value of Class A common stock subject to possible redemption	(55,691)	613,900	558,209	(470,570)	87,639

Cash Flow Statement for the Period from February 14, 2020 (inception) to December 31, 2020 (audited)
Net loss	(2,216,751)	(13,078,109)	(15,294,860)	—	(15,294,860)
Change in fair value of warrant liability	$—	$(12,406,208)	$(12,406,208)	—	(12,406,208)
Transaction costs associated with Initial Public Offering	—	(671,901)	(671,901)	—	(671,901)
Initial classification of Class A common stock subject to possible redemption	262,692,170	(17,695,600)	244,996,570	31,003,430	276,000,000
Change in value of Class A common stock subject to possible redemption	(2,215,758)	(12,406,208)	(14,621,966)	14,655,413	33,447